Stock Options (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risk free interest rate	3.58%	2.80%	0.00%
Stock volatility factor			0.00%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Stock volatility factor	101.00%	107.00%
Weighted average expected life of options	1 year 9 months 18 days	2 years 6 months
Maximum [Member]
Stock volatility factor	114.00%	118.00%
Weighted average expected life of options	4 years 3 months 18 days	5 years